Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
The activity for these awards for Company employees for the year ended December 31, 2021 was as follows (in thousands, except for per share amounts):

	Units	Weighted-Average Grant Date Fair Value per Share
Nonvested, beginning of period	11	$36
Prior year grants transferred from Parent	24	$37
Granted	59	$33
Vested	(14)	$38
Forfeited	(4)	$34

Nonvested, end of period	76	$33